SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of selling, general and administrative expense

	Year ended December 31,
	2019	2018	2017

Services and fees (1)	79,283	76,066	86,990
Labor cost	215,418	241,552	229,529
Depreciation of property, plant and equipment	16,034	13,561	12,345
Amortization of intangible assets	118,339	93,842	78,264
Maintenance and expenses	4,894	5,096	5,038
Taxes	104,014	95,072	98,786
Office expenses	35,956	35,663	35,922
Freight and transportation	307,958	300,676	259,898
(Decrease) Increase of allowance for doubtful accounts	(293)	1,629	685
Others	15,872	13,607	16,790

Selling, general and administrative expenses	897,475	876,764	824,247

(1) For the year ended December 31, 2019, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,804, including $3,485 for audit services, $54 for audit-related services, $190 for tax services and $75 for all other services.
For the year ended December 31, 2018, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $4,704, including $3,937 for audit services, $61 for audit-related services, $281 for tax services and $425 for all other services.
For the year ended December 31, 2017, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,501, including $2,863 for audit services, $91 for audit-related services, $229 for tax services and $318 for all other services.